Summary of Accounting Policies, and Description of Business	12 Months Ended
Dec. 31, 2014
Summary of Accounting Policies, and Description of Business [Abstract]
Summary of Accounting Policies, and Description of Business

(1) Summary of Accounting Policies, and Description of Business

This summary of significant accounting policies of Fona, Inc. (Company) is presented to assist in understanding the Company's financial statements. The financial statements and notes are representations of the Company's management who is responsible for their integrity and objectivity. These accounting policies conform to generally accepted accounting principles in the United States of America and have been consistently applied in the preparation of the financial statements.

(a) Organization and Description of Business

The Company was incorporated as Fonahome Corporation in 1990 under the laws of the State of Minnesota. On March 3, 2009, the Company held a shareholder meeting approving a migratory merger to Nevada and a name change to Fona, Inc., which became effective March 24, 2010.

The Company initially developed and marketed an interactive information and advertising service, but ceased all major operations in December, 1999. Currently the Company plans to engage in any lawful corporate undertaking, including, but not limited to, selected mergers and acquisitions.

Effective August 1, 2008, the Company commenced activities to become a reporting company with the Securities and Exchange Commission (“SEC”) with the intention to become a publicly trading company.

On March 2, 2015, Evolutionary Genomics, Inc. (“EG”), EG I, LLC (“EG I”) and the Company, Fona Merger Sub, Inc. (“Sub”) and Fona Merger Sub, LLC (“Sub LLC”), entered into an Amended and Restated Agreement and Plan of Merger (the “Merger Agreement”), pursuant to which, subject to certain conditions, Sub will merge with EG and Sub LLC will merge with EG I, with each EG and EG I surviving as wholly-owned subsidiaries of the Company (the “Mergers”).

(b) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

(c) Per Share Information

Earnings (loss) per share of common stock is computed by dividing the net earnings (loss) by the weighted average number of common shares outstanding during the period. Diluted earnings per share is not shown for periods in which the Company incurs a loss because it would be anti-dilutive.

(d) Basis of Presentation - Going Concern

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America, which contemplates continuation of the Company as a going concern. However, the Company has no business operations and has negative working capital and stockholders' deficits, which raise substantial doubt about its ability to continue as a going concern.

In view of these matters, continued operations of the Company is dependent upon the Company's ability to meet its financial requirements, raise additional capital, and the success of its future operations. The financial statements do not include any adjustments relating to the recoverability of assets and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. The Company has financed its operations primarily through cash advances from related parties, which has advanced the Company a total of $11,674 for working capital on an “as needed” basis, including $25,162 during the year ended December 31, 2014. There is no assurance that these advances will continue in the future.

The Company has entered into an Agreement and Plan of Merger as amended by the Amended and Restated Agreement and Plan of Merger dated March 2, 2015 and believes that consummating this merger provides an opportunity for the Company to continue as a going concern.

(e) Recent Accounting Pronouncements

There were various accounting standards and interpretations issued during 2014 and 2013, none of which are expected to a have a material impact on the Company's consolidated financial position, operations or cash flows.

The Financial Accounting Standards Board issued Accounting Standards Update No. 2014-15 in August 2014 regarding disclosure of uncertainties about an entity's ability to continue as a going concern.  The amendments in this Update are effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted.

The Financial Accounting Standards Board issued Accounting Standards Update No. 2014-10 in June 2014 which eliminated certain financial reporting requirements for development stage companies.  This update was required to become effective for the Company as of the first annual period beginning after December 15, 2014 and early adoption is permitted.  The Company elected early adoption of this update.

(f) Risks and Uncertainties

The Company is subject to substantial business risks and uncertainties inherent in starting a new business. There is no assurance that the Company will be able to complete a business combination.

(g) Revenue Recognition

It is the Company's policy that revenue is recognized in accordance with SEC Staff Accounting Bulletin (SAB) No. 104, "Revenue Recognition." Under SAB 104, product revenues (or service revenues) are recognized when persuasive evidence of an arrangement exists, delivery has occurred (or service has been performed), the sales price is fixed and determinable and collectability is reasonably assured.

(h) Cash and Cash Equivalents

The Company considers cash and cash equivalents to consist of cash on hand and demand deposits in banks with an initial maturity of 90 days or less.

(i) Fair Value of Financial Instruments

Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ASC Subtopic 825-10 ("ASC 825-10"), "Disclosures About Fair Value of Financial Instruments." ASC 825-10 requires disclosure of fair value information about financial instruments when it is practicable to estimate that value. The carrying amount of the Company's cash, cash equivalents, accounts payable, accrued expenses, and accounts payable-related party approximate their estimated fair values due to their short-term maturities.

(j) Income Taxes

The Company records deferred taxes in accordance with Statement of Financial Accounting Standards (SFAS) ASC 740, “Accounting for Income Taxes”, which requires the use of assets and liability method of accounting for income taxes. The statement requires recognition of deferred tax assets and liabilities for temporary differences between the tax bases of assets and liabilities and the amounts at which they are carried in the financial statements, the effect of net operating losses, based upon the enacted tax rates in effect for the year in which the differences are expected to reverse. A valuation allowance is established when necessary to reduce deferred tax assets to the amount expected to be realized.

(k) Concentrations

Financial instruments that potentially subject the company to concentrations of credit risk consist principally of cash and cash equivalents. At December 31, 2014 and December 31, 2013, the Company had no amounts of cash or cash equivalents in financial institutions in excess of amounts insured by agencies of the U.S. Government.

(l) Reclassification

Certain amounts previously reported have been reclassified to conform to current presentation.

(m) Other

The Company has selected December 31 as its fiscal year end.

The Company has paid no dividends.

No advertising expense has been incurred.

The Company consists of one reportable business segment.

The Company has not entered into any leases.